INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING - Repurchases and resale agreements (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Assets / liabilities gross	$ (1,894,003)	$ 1,702,327
Amounts offset in the statement of financial position	0	0
Net balance presented in the statement of financial position	(1,894,003)	1,702,327
Financial instruments as collateral	1,894,003	(1,702,327)
Assets / liabilities net	0	0
Securities purchased under resale agreements
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Assets / liabilities gross	322,160	3,016,064
Amounts offset in the statement of financial position	0	0
Net balance presented in the statement of financial position	322,160	3,016,064
Financial instruments as collateral	(322,160)	(3,016,064)
Assets / liabilities net	0	0
Securities sold under repurchase agreements
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Assets / liabilities gross	(2,216,163)	(1,313,737)
Amounts offset in the statement of financial position	0	0
Net balance presented in the statement of financial position	(2,216,163)	(1,313,737)
Financial instruments as collateral	2,216,163	1,313,737
Assets / liabilities net	$ 0	$ 0